Offerings	Aug. 05, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	20,770,481
Proposed Maximum Offering Price per Unit | $ / shares	5.01
Maximum Aggregate Offering Price	$ 104,060,109.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,370.7
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split or stock dividend or pursuant to anti-dilution provisions of any of the securities

(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on July 30, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, issuable upon conversion of Convertible Notes
Amount Registered | shares	25,458,575
Proposed Maximum Offering Price per Unit | $ / shares	5.01
Maximum Aggregate Offering Price	$ 127,547,460.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,614.31
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split or stock dividend or pursuant to anti-dilution provisions of any of the securities

(2)
Represents up to 25,458,575 shares of the Registrant’s common stock issuable upon the conversion of the Registrant’s 5.00% Convertible Senior Notes due 2033 (“Convertible Notes”) issued pursuant to that certain Indenture, dated as of July 8, 2026, assuming the conversion of such Convertible Notes at the maximum possible “make-whole” conversion rate of 228.8329 shares per $1,000 principal amount of Convertible Notes.

(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on July 30, 2026.